Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Tax benefit (holiday) credit	$ 1,721,230	$ 2,401,349	$ 2,421,539
Basic net income per share effect	$ 0.02	$ 0.03	$ 0.03